Note 9 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accrued Liabilities [Abstract]0
Accrued sales commissions	$ 332,844	$ 258,473	$ 145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$ 1,925,901	$ 2,230,317	$ 1,514,428